Non - redeemable Preferred Stock, Common Stock and Other Stockholders' Equity (Details 2) (Series E Preferred Stock [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Nov. 09, 2012
Series E Preferred Stock [Member]
Summary of the changes in the Series E preferred stock
Gross proceeds from November 9, 2012 Series E financing (including $1,061 paid for the warrants)	$ 7,000
Fair value of warrants	(2,322)
Beneficial conversion feature	(1,262)
Transaction costs	(977)
Net proceeds allocated to Series E preference stock	2,439
Accretion of beneficial conversion feature	1,262
Residual carrying value of Series E preferred stock	$ 3,701	$ 3,701